Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income tax provision

2020	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2019	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2018	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,
	2020	2019	2018
Federal statutory rate	21.00%	21.00%	21.00%
Permanent items	(2.74)	(0.02)	(0.01)
State taxes (net of federal benefit)	0.00	0.00	0.00
Deferred rate change	0.00	(0.02)	0.02
Valuation allowance	(17.28)	(20.28)	(20.47)
Stock-based compensation	(0.98)	(0.68)	(0.54)
Total provision and effective tax rate	0.00%	0.00%	0.00%

Summary of significant components of the Company's deferred tax assets

	December 31,
	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$49,815	$42,839
Accrued expenses	220,548	160,631
Inventory	116,354	127,349
Deferred rent	151,089	193,048
Lease liability	62,499	87,293
Warrants	463,701	261,436
Stock-based compensation	202,722	117,223
Charitable contributions	460,274	340,259
Net operating losses	71,553,413	66,025,752
Payroll taxes deferral	202,385	—
Disallowed interest expense	216,444	108,951
Total deferred tax assets	$73,699,244	$67,464,781
Less: valuation allowance	(72,057,082)	(65,260,394)
Net deferred tax assets	$1,642,162	$2,204,387

	December 31,
	2020	2019
Deferred tax liabilities:
Intangible assets	$(839,927)	$(1,090,104)
Property and equipment	(802,235)	(1,114,283)
Total deferred tax liabilities	$(1,642,162)	$(2,204,387)
Net deferred tax assets/liabilities	$—	$—

Seven Oaks Acquisition Corp
Income tax provision

The income tax provision (benefit) consists of the following:

Period from September 23, 2020
(inception) through December 31,
2020
Current
Federal	$—
State	—
Deferred
Federal	(33,474)
State	—
Valuation allowance	33,474
Income tax (benefit) provision	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31, 2020
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.4)%
Financing costs - derivative warrant liabilities	(0.8)%
Change in valuation allowance	(0.8)%
Income tax provision expense	0.0%

Summary of significant components of the Company's deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net-operating loss carryforward	$15,716
Start-up/Organization costs	17,758
Total deferred tax assets	33,474
Valuation allowance	(33,474)
Deferred tax asset, net of allowance	$—